NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 77,193	$ 64,467
90 Days + Past Due Non-accrual	246	254
Total Past Due	246	254
Total Loans	77,439	64,721
Deferred loan fees	434	312
Allowance for loan losses	(418)	(360)
Net Loans Receivable	77,455	64,673
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	64,907	49,157
90 Days + Past Due Non-accrual	246	254
Total Past Due	246	254
Total Loans	65,153	49,411
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,866	4,783
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,866	4,783
First Mortgage Loans Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	462	666
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	462	666
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,653	3,961
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	3,653	3,961
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,033	1,592
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,033	1,592
First Mortgage Loans Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,017	802
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,017	802
Consumer Loans Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,275	1,900
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,275	1,900
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	139	150
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	139	150
Consumer Loans Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	841	1,456
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	841	1,456
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due